Financial Risk Management (Financial Risk Factors, Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	¥ 1,547,600	¥ 497,249
Cash and cash equivalents	¥ 7,449,699	8,741,893	¥ 7,504,266	¥ 5,440,623
Foreign exchange risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	If the foreign currencies had weakened/strengthened by 5% against RMB with all other variables held constant
Description of change in net profit	As at 31 December 2019, the Group's net profit for the year would have been RMB 13,699 thousands increased/decreased before considering the impact of forward and option contracts as a result of foreign exchange gains/losses on translation of foreign currencies denominated trade payables and borrowings(31 December 2018: RMB 30,713 thousands)
Foreign currencies weakened/strengthened rate against RMB	5.00%
Estimated change in net profit due to sensitivity analysis	¥ 13,699	30,713
Foreign exchange risk [member] | US dollar foreign exchange options [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	¥ 40,754	571,476
Maturity period of foreign exchange option contracts entered	6 months
Cash flow and fair value interest rate risk [member] | Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	If interest rates on the floating rate borrowings had risen/fallen by 50 basis points while all other variables had been held constant
Description of change in net profit	As at 31 December 2019, the Group's net profit would have decreased/increased by approximately RMB 179 thousands (31 December 2018: RMB 1,865 thousands), mainly as a result of higher/lower interest expense on floating rate borrowings
Estimated change in net profit due to sensitivity analysis	¥ 179	1,865
Borrowings	¥ 47,600	¥ 497,249
Short-term borrowings, percentage of total borrowing balance	3.00%	100.00%
Interest rates on the floating rate borrowings risen/fallen basis points	0.50%
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facilities with several PRC financial institutions	¥ 21,258,288
Unused facilities	17,601,233
Cash and cash equivalents	7,449,699	¥ 8,741,893
Trade receivables (including trade receivables with related parties and those carried at FVOCI)	2,376,098	¥ 3,181,196
Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unused facilities	¥ 15,101,233